Parent Only Information (Details) - Schedule of condensed statements of operations and comprehensive loss - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Income Statements, Captions [Line Items]
Loss from operations	¥ (120,491)	$ (18,907)	¥ (42,702)	¥ (11,110)
Loss from investment in subsidiaries	(1,875,922)	(294,373)	(445,790)	(780,040)
Net loss	(1,996,413)	(313,280)	(488,492)	(791,150)
Other comprehensive loss	(3,651)	(573)	5,668	91
Total Comprehensive loss	¥ (2,000,064)	$ (313,853)	¥ (482,824)	¥ (791,059)